Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Condensed Financial Information of the Parent Company
25.	Condensed Financial Information of the Parent Company

The following is the condensed financial information of the parent Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Current assets
Cash	839	127	18
Inter-group balance due from VIE, WFOE and subsidiaries	120,885	110,086	15,743
Total current assets	121,724	110,213	15,761
Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	359,662	260,943	37,314
Total non-current assets	359,662	260,943	37,314
Total Assets	481,386	371,156	53,075
Liabilities:
Other Liabilities	16,664	16,399	2,345
Total Liabilities	16,664	16,399	2,345
Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 3,000,000,000 and 5,000,000,000 Class A ordinary shares authorized, 890,653,509 and 3,682,264,509 shares issued, and 890,653,509 and 3,682,264,509 shares outstanding as of December 31, 2024 and 2025, respectively; 6,296,630 and 6,296,630 Class B ordinary shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively; nil and 500,000,000 Class C ordinary shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively; 890,653,509 and 19,993,703,370 shares (undesignated) authorized, nil and nil shares (undesignated) issued and outstanding as of December 31, 2024 and 2025, respectively)
	615	2,602	372
Additional paid-in capital	1,839,482	1,877,581	268,491
Accumulated deficit	(1,373,825)	(1,523,289)	(217,827)
Accumulated other comprehensive loss	(1,550)	(2,137)	(306)
Total Quhuo Group Limited’s Equity	464,722	354,757	50,730
Non-controlling interests	—	—	—
Total shareholders’ equity	464,722	354,757	50,730
Total liabilities and shareholders’ equity	481,386	371,156	53,075

Condensed statements of comprehensive loss

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenues	—	1,439	—	—
General and administrative	(9,929)	(7,364)	(19,603)	(2,803)
Other income/(expense), net	5,396	(6,895)	53	8
Share of gain/(loss) in subsidiaries, the VIE and the VIE’ subsidiaries	7,867	15,525	(129,914)	(18,577)
Income/(loss) before income tax	3,334	2,705	(149,464)	(21,372)
Income tax expenses	—	—	—	—
Net income/(loss) attributable to ordinary shareholders	3,334	2,705	(149,464)	(21,372)
Comprehensive income/(loss)	3,334	2,705	(149,464)	(21,372)

Condensed statements of cash flows

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net income/(loss)	3,334	2,705	(149,464)	(21,372)
Share of gain/(loss) in subsidiaries, VIE and VIE’s Subsidiaries	(7,867)	(15,525)	129,914	18,577
Share-based compensation	2,655	—	—	—
Other (expense)/income, net	(5,396)	6,895	(53)	(8)
Unrealized foreign exchange gain	(210)	(12)	35	5
Changes in operating assets and liabilities	(1,025)	6,486	6,708	959
Net cash (used in)/provided by operating activities	(8,509)	549	(12,860)	(1,839)
Net cash provided by investing activities	1,420	876	12,183	1,742
Net cash provided by/ (used in) financing activities	146	(1,022)	—	—
Effect of exchange rate changes on cash	210	12	(35)	(5)
Net (decrease)/increase in cash	(6,733)	415	(712)	(102)
Cash at beginning of the year	7,157	424	839	120
Cash at end of the year	424	839	127	18

Basis of presentation

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.

The parent company records its investment in its subsidiaries, the VIE and subsidiaries of the VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, VIE and VIE’s subsidiaries” and their respective loss as “Share of loss in subsidiaries, VIE and VIE’s subsidiaries” on the condensed statements of loss. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary, the VIE and subsidiaries of the VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary, the VIE and subsidiaries of the VIE or is otherwise committed to provide further financial support. If the subsidiary, the VIE and subsidiaries of the VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.